Commitments and contingencies (Details Narrative) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Minimum commitment	€ 0.5	€ 0.8
Sale And Lease Back Transaction [Member]
IfrsStatementLineItems [Line Items]
Payment guarantees	€ 0.1	€ 0.1